DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Direct Operating Costs [Abstract]
Cost of inventory	$ 2,881	$ 1,308	$ 706
Depreciation and amortization expense	2,158	2,036	1,705
Compensation	1,707	1,517	1,284
Fuel, transportation and distribution costs	1,624	1,514	1,291
Operations and maintenance costs	852	733	720
Marketing and administrative costs	535	477	447
Utilities	500	409	171
Other direct operating costs	253	253	224
Total	$ 10,510	$ 8,247	$ 6,548